CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Current assets
Cash and cash equivalents	$ 523,000	$ 1,243,000	$ 1,114,000
Accounts receivable - trade, net		371,333,000	213,282,000
Derivative instruments		350,695,000	255,063,000
Other current assets		88,157,000	80,734,000
Total current assets		811,428,000	550,193,000
Noncurrent assets
Oil and natural gas properties (successful efforts method)		11,611,330,000	7,835,650,000
Less accumulated depletion and amortization		(2,025,656,000)	(1,033,617,000)
Oil and natural gas properties, successful efforts method, net		9,585,674,000	6,802,033,000
Other property and equipment		469,188,000	197,235,000
Less accumulated depreciation		(73,721,000)	(48,024,000)
Other property and equipment, net		395,467,000	149,211,000
Derivative instruments		530,216,000	321,840,000
Other noncurrent assets		128,453,000	105,577,000
Noncurrent assets, excluding property, total		658,669,000	427,417,000
Total noncurrent assets		10,639,810,000	7,378,661,000
Investment in Linn Energy, LLC	1,221,817,000
Total assets	1,222,340,000	11,451,238,000	7,928,854,000
Current liabilities
Accounts payable and accrued expenses		707,861,000	332,167,000
Derivative instruments		26,000	14,060,000
Other accrued liabilities		115,245,000	75,898,000
Total current liabilities		823,132,000	422,125,000
Noncurrent liabilities
Credit facility		1,180,000,000	940,000,000
Senior notes, net		4,857,817,000	3,053,657,000
Derivative instruments		4,114,000	3,503,000
Other noncurrent liabilities		158,995,000	80,659,000
Total noncurrent liabilities		6,200,926,000	4,077,819,000
Noncurrent deferred income tax	13,559,000	12,104,000	9,872,000
Commitments and contingencies (Note 11)
Equity
234,513,243 units and 177,364,558 units issued and outstanding at December 31, 2012, and December 31, 2011, respectively		4,136,240,000	2,751,354,000
Voting shares; unlimited shares authorized; 1 share issued and outstanding	1,000
Common shares; unlimited shares authorized; 34,787,500 shares issued and outstanding	1,209,835,000
Additional paid-in capital	2,991,000
Accumulated income (deficit)	(4,046,000)	290,940,000	677,556,000
Total equity	1,208,781,000	4,427,180,000	3,428,910,000
Total liabilities and equity	$ 1,222,340,000	$ 11,451,238,000	$ 7,928,854,000